Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Impact of New Accounting Pronouncements
The following tables summarize the impacts of adopting Topic 606 on the Company’s consolidated financial statements:

CONSOLIDATED BALANCE SHEET	Impact of Change in Accounting Policy
millions	As Reported	Without Adoption of Topic 606	Effect of Change Increase/(Decrease)
December 31, 2018
Assets
Other current assets	$474	$472	$2
Net properties and equipment	28,615	28,548	67
Other assets	2,336	2,326	10
Liabilities
Other current liabilities	1,295	1,290	5
Deferred income taxes	2,437	2,441	(4)
Other	4,021	3,914	107
Equity
Total equity	10,943	10,972	(29)

2. Revenue from Contracts with Customers (Continued)

CONSOLIDATED STATEMENT OF INCOME	Impact of Change in Accounting Policy
millions	As Reported	Without Adoption of Topic 606	Effect of Change Increase/(Decrease)
Year Ended December 31, 2018
Revenues
Gathering, processing, and marketing sales	$1,588	$2,592	$(1,004)
Gains (losses) on divestitures and other, net	312	316	(4)
Expenses
Gathering, processing, and marketing	1,047	2,075	(1,028)
Income tax expense (benefit)	733	731	2
Net income (loss) attributable to noncontrolling interests	137	127	10
Net Income (Loss) Attributable to Common Stockholders	$615	$607	$8

Schedule of Disaggregation of Revenue
The following table disaggregates revenue by significant product type and segment:

millions	Exploration & Production	WES Midstream	Other and Intersegment Eliminations	Total
Year Ended December 31, 2018
Oil sales	$9,206	$—	$—	$9,206
Natural-gas sales	1,005	—	—	1,005
Natural-gas liquids sales	1,271	—	—	1,271
Gathering, processing, and marketing sales(1)	3	2,305	126	2,434
Other, net	30	—	98	128
Total Revenue from Customers	$11,515	$2,305	$224	$14,044
Gathering, processing, and marketing sales(2)	—	(5)	(841)	(846)
Gains (losses) on divestitures, net	20	—	—	20
Other, net	(34)	211	(13)	164
Total Revenue from Other than Customers	$(14)	$206	$(854)	$(662)
Total Revenue and Other	$11,501	$2,511	$(630)	$13,382

(1)
The amount in Other and Intersegment Eliminations primarily represents sales of third-party natural gas and NGLs of $957 million and intersegment eliminations of $(772) million for the year ended December 31, 2018.

(2)
The amount in Other and Intersegment Eliminations primarily represents purchases of third-party natural gas and NGLs. Although these purchases are reported net in gathering, processing, and marketing sales in the Company’s Consolidated Statements of Income, they are shown separately on this table as the purchases are not considered revenue from customers.

Schedule of Contract with Customer Liabilities Activity
The following table summarizes the current period activity related to contract liabilities from contracts with customers:

millions
Balance at December 31, 2017	$37
Increase due to cumulative effect of adopting Topic 606	98
Increase due to cash received, excluding revenues recognized in the period	66
Increase due to assets received from customer	13
Decrease due to revenue recognized	(42)
Decrease due to change in estimated consideration	(22)
Balance at December 31, 2018	$150

Contract liabilities at December 31, 2018
Other current liabilities	$31
Other long-term liabilities - other	119
Total contract liabilities from contracts with customers	$150

Schedule of Expected Revenue Recognition from Satisfaction of Performance Obligations
Therefore, the following table represents only a small portion of Anadarko’s expected future consolidated revenues as future revenue from the sale of most products and services is dependent on future production or variable customer volume and variable commodity prices for this volume.

millions	Exploration & Production	WES Midstream	Other and Intersegment Eliminations	Total
2019	$104	$675	$(433)	$346
2020	103	847	(614)	336
2021	103	895	(681)	317
2022	7	947	(740)	214
2023	7	913	(750)	170
Thereafter	58	4,565	(4,077)	546
Total	$382	$8,842	$(7,295)	$1,929